Unaudited consolidated statement of profit or loss and other comprehensive income - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Unaudited consolidated statement of profit or loss and other comprehensive income
Profit/(loss) for the period	¥ 92,672	¥ 114,970	¥ 431,290	¥ (1,540,597)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of the Company	(11,139)	7,684	(1,962)	(40,089)
Other comprehensive income/(loss) for the period	(11,139)	7,684	(1,962)	(40,089)
Total comprehensive income/(loss) for the period	81,533	122,654	429,328	(1,580,686)
Attributable to:
Equity shareholders of the Company	83,963	130,401	429,508	(1,568,554)
Non-controlling interests	(2,430)	(7,747)	(180)	(12,132)
Total comprehensive income/(loss) for the period	¥ 81,533	¥ 122,654	¥ 429,328	¥ (1,580,686)